Note 15 - Stock-Based Compensation Plans (Details) (USD $)	12 Months Ended			13 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2014	Jan. 31, 2013
Note 15 - Stock-Based Compensation Plans (Details) [Line Items]
Allocated Share-based Compensation Expense	$ 1,543,000	$ 2,523,000	$ 1,278,000
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	100,000	200,000		200,000
Employee Service Share-Based Compensation Tax Expense From Options Exercised		200,000
(in Shares)	175,000	300,000	340,840
Cash Settlement of Stock Options	400,000	1,400,000	1,500,000
Common Shares Settlement of Stock Options	300,000	100,000	500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)	953,264	1,139,853		1,139,853
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	215,000		40,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 3.47		$ 2.73
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	2,400,000	9,400,000	700,000
ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsSettledInPeriodTotalIntrinsicValue	1,600,000	1,500,000	2,000,000
Less Than [Member]
Note 15 - Stock-Based Compensation Plans (Details) [Line Items]
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options	100,000
Employee Service Share-Based Compensation Tax Expense From Options Exercised			100,000
Not Approved by Shareholders [Member]
Note 15 - Stock-Based Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)	175,000
Performance Shares [Member]
Note 15 - Stock-Based Compensation Plans (Details) [Line Items]
Allocated Share-based Compensation Expense		300,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	800,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	900,000
Employee Stock Option [Member] | Shareholder-Approved Stock Option Plan [Member]
Note 15 - Stock-Based Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)	217,264
Employee Stock Option [Member]
Note 15 - Stock-Based Compensation Plans (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	700,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 328 days
Restricted Stock Units (RSUs) [Member]
Note 15 - Stock-Based Compensation Plans (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	600,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 255 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	600,000
Shareholder-Approved Stock Option Plan [Member]
Note 15 - Stock-Based Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)	778,264
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	40,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 3.43
Deferred Share Unit Plan [Member]
Note 15 - Stock-Based Compensation Plans (Details) [Line Items]
Deferred Share Units Outstanding Number (in Shares)	209,727	145,303		145,303
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent	3,200,000	2,100,000		2,100,000
Deferred Share Units Grants In Period (in Shares)	64,424
Deferred Share Units Compensation Expense	1,500,000			1,100,000	100,000
Cash-Settled Restricted Share Unit [Member]
Note 15 - Stock-Based Compensation Plans (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	700,000	1,000,000		1,000,000
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent	1,000,000	1,200,000		1,200,000
Cash Settled Restricted Share Units Compensation Expense	$ 600,000	$ 1,200,000	$ 1,300,000